UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
NON-CURRENT ASSETS
Property, plant and equipment	$ 125.9	$ 116.3
Right-of-use assets	322.3	285.2
Collaboration prepaid leases	49.8	72.7
Other non-current assets	25.5	12.4
Total non-current assets	523.5	486.6
CURRENT ASSETS
Collaboration inventories, net	41.5	32.0
Trade receivables	0.0	13.1
Prepayments, other receivables and other assets	221.3	253.4
Time deposits	291.7	46.7
Cash and cash equivalents	672.9	901.9
Total current assets	1,227.4	1,247.1
TOTAL ASSETS	1,750.9	1,733.7
CURRENT LIABILITIES
Trade payables	77.3	83.0
Tax payable	33.7	19.2
Other payables and accruals	122.6	195.4
Lease liabilities	11.8	7.4
Contract liabilities	0.7	11.3
Collaboration interest-bearing advanced funding	156.4	319.1
Other current liabilities	1.1	1.0
Total current liabilities	403.6	636.4
NON-CURRENT LIABILITIES
Lease liabilities long term	110.0	87.2
Other non-current liabilities	7.7	8.0
Total non-current liabilities	117.7	95.2
TOTAL LIABILITIES	521.3	731.6
EQUITY
Share capital	0.1	0.1
Reserves	1,229.5	1,002.0
Total equity	1,229.6	1,002.1
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,750.9	$ 1,733.7